Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
December 1, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Large Cap Growth Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Ultra Short Term Bond Fund
Columbia U.S. Social Bond Fund
Post-Effective Amendment No. 389 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 389 (Amendment). This Amendment was filed electronically on November 23, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I